BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measurement categories (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 148.5	$ 118.0
Financial liabilities	502.2	507.8
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		3.3
Available-for-sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		2.6
Other current non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		118.0
Financial assets/ liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.8	9.6
Financial assets/ liabilities at fair value through profit and loss | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2.8	9.6
Financial assets/ liabilities at fair value through profit and loss | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0
Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8.7	23.4
Derivative financial instruments used in cash flow hedge accounting | Non Current Derivative Financial Instruments - Foreign Exchange Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.1
Derivative financial instruments used in cash flow hedge accounting | Non Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1.2	1.8
Derivative financial instruments used in cash flow hedge accounting | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6.7	21.2
Derivative financial instruments used in cash flow hedge accounting | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.7	0.4
Financial assets/ liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,455.2	7,623.1
Financial assets/ liabilities measured at amortized cost | Long-term interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,013.9	5,940.4
Financial assets/ liabilities measured at amortized cost | Long-term lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	329.8	250.4
Financial assets/ liabilities measured at amortized cost | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21.7	27.6
Financial assets/ liabilities measured at amortized cost | Current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31.6	381.0
Financial assets/ liabilities measured at amortized cost | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	101.7	89.4
Financial assets/ liabilities measured at amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	454.3	426.5
Financial assets/ liabilities measured at amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	502.2	507.8
Financial assets/ liabilities measured at amortized cost | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0
Carrying amount by balance sheet item
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		7,656.1
Carrying amount by balance sheet item | Long-term interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		5,940.4
Carrying amount by balance sheet item | Long-term lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		250.4
Carrying amount by balance sheet item | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		27.6
Carrying amount by balance sheet item | Non Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1.8
Carrying amount by balance sheet item | Current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		381.0
Carrying amount by balance sheet item | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		89.4
Carrying amount by balance sheet item | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		426.5
Carrying amount by balance sheet item | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		507.8
Carrying amount by balance sheet item | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		30.8
Carrying amount by balance sheet item | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0.4
Financial liabilities at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Financial assets/ liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	8.5	7.2
Financial assets/ liabilities at fair value through profit and loss | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	3.8	3.3
Financial assets/ liabilities at fair value through profit and loss | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	4.7	3.9
Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial assets	16.1	9.3
Derivative financial instruments used in cash flow hedge accounting | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.1
Derivative financial instruments used in cash flow hedge accounting | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	16.0	8.5
Derivative financial instruments used in cash flow hedge accounting | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.8
Financial assets/ liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	845.0	1,268.8
Financial assets/ liabilities measured at amortized cost | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	52.8	70.2
Financial assets/ liabilities measured at amortized cost | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	387.8	597.2
Financial assets/ liabilities measured at amortized cost | Other current non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	148.5	118.0
Financial assets/ liabilities measured at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	255.9	483.4
Financial assets at fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	49.6	18.6
Financial assets at fair value through OCI | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.0	9.2
Financial assets at fair value through OCI | Available-for-sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	37.7	2.6
Financial assets at fair value through OCI | Promissary notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.9	6.8
Carrying amount by balance sheet item
Disclosure of detailed information about financial instruments [line items]
Financial assets	919.2	1,303.9
Carrying amount by balance sheet item | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	61.8	79.4
Carrying amount by balance sheet item | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	3.9
Carrying amount by balance sheet item | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	387.8	597.2
Carrying amount by balance sheet item | Available-for-sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	37.7
Carrying amount by balance sheet item | Other current non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	148.5
Carrying amount by balance sheet item | Promissary notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.9	6.8
Carrying amount by balance sheet item | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	20.7	12.5
Carrying amount by balance sheet item | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.8
Carrying amount by balance sheet item | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	255.9	$ 483.4
Carrying amount by balance sheet item | Carrying amount by balance sheet item
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,466.7
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Long-term interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,013.9
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Long-term lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	329.8
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21.7
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Non Current Derivative Financial Instruments - Foreign Exchange Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.1
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Non Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1.2
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31.6
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	101.7
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	454.3
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	502.2
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9.5
Carrying amount by balance sheet item | Carrying amount by balance sheet item | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0.7